Deferred Tax Asset and Income Tax (Expense)/Benefit - Schedule of Expenses/ (Benefits) Recognized In Profit or Loss (Details)	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Current income tax
Current financial year	RM 610,581	$ 144,945	RM (420,371)
Prior financial year	73,304	17,402	250,233
Deferred taxation
Current financial year	(932,747)	(221,424)
Prior financial year	397,530	94,369
Total income tax expense/(benefit) recognized in profit or loss	RM 148,668	$ 35,292	RM (170,138)